Accounting policies (Schedule of Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant derivative liability	$ 680
Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant derivative liability	680
Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant derivative liability	0
Recurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant derivative liability	0
Recurring [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant derivative liability	$ 680